October 4, 2004

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549
RE: The Dreyfus/Laurel Funds, Inc.
-	Dreyfus Disciplined Stock Fund

-	Dreyfus Premier Large Company Stock Fund

-	Dreyfus Premier MidCap Stock Fund

-	Dreyfus Premier Small Cap Value Fund

-	Dreyfus BASIC S&P 500 Stock Index Fund

-	Dreyfus Bond Market Index Fund

-	Dreyfus Premier Balanced Fund

-	Dreyfus Premier Limited Term Income Fund

-	Dreyfus Premier Tax Managed Growth Fund

(the "Funds") File Nos: 811-5270, 33-16338
To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectuses and Statement of Additional Information for the above-referenced Funds do not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on September 28, 2004, pursuant to Rule 485(b).

Please address any comments or questions to the attention of the undersigned at (212) 922-8297.

Sincerely,

/s/Donna Geoghan Donna Geoghan